EXCHANGEABLE NOTES (Tables)	12 Months Ended
Dec. 31, 2025
EXCHANGEABLE NOTES
Schedule of net carrying amount of notes

	As of December 31,
	2025	2024
Principal	$600,000	—
Less: unamortized debt issuance costs	15,632	—
Net carrying amount	$584,368	—

Schedule of amortization of debt issuance costs

	Year ended December 31,
	2025	2024	2023
Amortization of debt issuance costs	$1,912	$—	$—